Share-Based Payment - Schedule of Share-Based Compensation Employees (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share-Based Compensation Employees [Abstract]
Share option expenses		$ 203,676	$ 346,122
RSU expenses	201,908	873,500
Share-based compensation total	$ 201,908	$ 1,077,176	$ 346,122